Decommissioning and other provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 2,910	$ 3,338
Non-current beginning balance	23,845	25,804
Decommissioning and other provision beginning balance	26,755	29,142
Additions	2,934	2,788
Amounts charged against provisions	(1,907)	(2,521)
Accretion expense	714	530
Disposals and liabilities classified as held for sale	(79)	(1,324)
Remeasurements and other movements	(2,114)	(952)
Currency translation differences	269	(908)
Change in decommissioning and other provisions	(183)	(2,387)
Current ending balance	4,041	2,910
Non-current ending balance	22,531	23,845
Decommissioning and other provision ending balance	26,572	26,755
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	856	871
Non-current beginning balance	19,429	21,213
Decommissioning and other provision beginning balance	20,285	22,084
Additions	617	618
Amounts charged against provisions	(777)	(672)
Accretion expense	643	483
Disposals and liabilities classified as held for sale	(60)	(1,228)
Remeasurements and other movements	(1,499)	(182)
Currency translation differences	244	(818)
Change in decommissioning and other provisions	(832)	(1,799)
Current ending balance	1,296	856
Non-current ending balance	18,157	19,429
Decommissioning and other provision ending balance	19,453	20,285
Onerous contracts provision
Reconciliation of changes in other provisions [abstract]
Current beginning balance	277	653
Non-current beginning balance	1,207	1,029
Decommissioning and other provision beginning balance	1,484	1,682
Additions	26	620
Amounts charged against provisions	(345)	(661)
Accretion expense	24	13
Disposals and liabilities classified as held for sale	0	(66)
Remeasurements and other movements	(83)	(139)
Currency translation differences	(2)	35
Change in decommissioning and other provisions	(380)	(198)
Current ending balance	224	277
Non-current ending balance	880	1,207
Decommissioning and other provision ending balance	1,104	1,484
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	224	270
Non-current beginning balance	1,177	1,141
Decommissioning and other provision beginning balance	1,401	1,411
Additions	853	314
Amounts charged against provisions	(195)	(272)
Accretion expense	21	16
Disposals and liabilities classified as held for sale	(1)	(21)
Remeasurements and other movements	(24)	(44)
Currency translation differences	1	(3)
Change in decommissioning and other provisions	655	(10)
Current ending balance	508	224
Non-current ending balance	1,548	1,177
Decommissioning and other provision ending balance	2,056	1,401
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	321	332
Non-current beginning balance	730	847
Decommissioning and other provision beginning balance	1,051	1,179
Additions	208	178
Amounts charged against provisions	(233)	(211)
Accretion expense	13	12
Disposals and liabilities classified as held for sale	(16)	(2)
Remeasurements and other movements	(74)	(78)
Currency translation differences	7	(27)
Change in decommissioning and other provisions	(95)	(128)
Current ending balance	318	321
Non-current ending balance	638	730
Decommissioning and other provision ending balance	956	1,051
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	171	410
Non-current beginning balance	153	235
Decommissioning and other provision beginning balance	324	645
Additions	424	226
Amounts charged against provisions	(154)	(372)
Accretion expense	4	1
Disposals and liabilities classified as held for sale	(1)	0
Remeasurements and other movements	(113)	(155)
Currency translation differences	6	(21)
Change in decommissioning and other provisions	166	(321)
Current ending balance	367	171
Non-current ending balance	123	153
Decommissioning and other provision ending balance	490	324
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,061	802
Non-current beginning balance	1,149	1,339
Decommissioning and other provision beginning balance	2,210	2,141
Additions	806	832
Amounts charged against provisions	(203)	(333)
Accretion expense	9	5
Disposals and liabilities classified as held for sale	(1)	(7)
Remeasurements and other movements	(321)	(354)
Currency translation differences	13	(74)
Change in decommissioning and other provisions	303	69
Current ending balance	1,328	1,061
Non-current ending balance	1,185	1,149
Decommissioning and other provision ending balance	$ 2,513	$ 2,210